Significant Accounting Policies - Schedule of Detailed Information about Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Fixed plant and related components and infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	Units-of-production over life of mine
Mobile equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Mobile equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years